COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Tables
Summary of Consolidated statements of operations expense

Year Ended December 31, 2016
Cash paid to consultant	$15,000
Shares of common stock issued to consultant	62,781
Fair value of warrants issued to consultant	319,419
$397,200